Financial instruments - Financial assets and financial liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Financial instruments
Provision for expected credit losses	$ 0	$ 9,723
Financial Liabilities at amortized cost
Financial instruments
Financial Liabilities at amortized cost	26,457	72,666
FVTPL
Financial instruments
FVTPL	49,089	46,496
Financial Assets at amortized cost
Financial instruments
Financial Assets at amortized cost	39,725	57,662
Cash and cash equivalents | Financial Liabilities at amortized cost
Financial instruments
Financial Liabilities at amortized cost	0	0
Cash and cash equivalents | FVTPL
Financial instruments
FVTPL	0	0
Cash and cash equivalents | Financial Assets at amortized cost
Financial instruments
Financial Assets at amortized cost	21,063	17,379
Amounts receivable (excluding value added taxes and prepaid expenses)
Financial instruments
Financial Assets at amortized cost	17,000	12,300
Amounts receivable (excluding value added taxes and prepaid expenses) | Financial Liabilities at amortized cost
Financial instruments
Financial Liabilities at amortized cost	0	0
Amounts receivable (excluding value added taxes and prepaid expenses) | FVTPL
Financial instruments
FVTPL	0	0
Amounts receivable (excluding value added taxes and prepaid expenses) | Financial Assets at amortized cost
Financial instruments
Financial Assets at amortized cost	16,954	12,307
Prepaid gold interests and investments | Financial Liabilities at amortized cost
Financial instruments
Financial Liabilities at amortized cost	0	0
Prepaid gold interests and investments | FVTPL
Financial instruments
FVTPL	49,089	46,496
Prepaid gold interests and investments | Financial Assets at amortized cost
Financial instruments
Financial Assets at amortized cost	0	0
Loans receivable
Financial instruments
Financial Assets at amortized cost	1,700	28,000
Loans receivable | Financial Liabilities at amortized cost
Financial instruments
Financial Liabilities at amortized cost	0	0
Loans receivable | FVTPL
Financial instruments
FVTPL	0	0
Loans receivable | Financial Assets at amortized cost
Financial instruments
Financial Assets at amortized cost	1,708	27,976
Amounts payable and other liabilities | Financial Liabilities at amortized cost
Financial instruments
Financial Liabilities at amortized cost	6,457	15,666
Amounts payable and other liabilities | FVTPL
Financial instruments
FVTPL	0	0
Amounts payable and other liabilities | Financial Assets at amortized cost
Financial instruments
Financial Assets at amortized cost	0	0
Debt | Financial Liabilities at amortized cost
Financial instruments
Financial Liabilities at amortized cost	20,000	57,000
Debt | FVTPL
Financial instruments
FVTPL	0	0
Debt | Financial Assets at amortized cost
Financial instruments
Financial Assets at amortized cost	$ 0	$ 0